Contributed Equity - Summary of Contributed Equity (Parenthetical) (Details)	12 Months Ended
Jun. 30, 2021 USD ($)
NASDAQ Listing
Contributed Equity [Line Items]
Shares issuance cost	$ 10,126,959
Exercise of Warrants
Contributed Equity [Line Items]
Shares issuance cost	$ 1,099,412